Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments by category [Abstract]
Financial assets

	Notes	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Balance as of December 31, 2023
Derivative assets	10	-	-	61,697	61,697
Investment in Ten West Link		-	11,719	-	11,719
Financial assets under IFRIC 12 (short-term portion) (*)		177,407	-	-	177,407
Trade and other receivables	12	286,483	-	-	286,483
Cash and cash equivalents	13	448,301	-	-	448,301
Other financial assets		74,645	-	-	74,645
Total financial assets		986,836	11,719	61,697	1,060,252

Corporate debt (**)	15	1,084,838	-	-	1,084,838
Project debt (**)	16	4,319,260	-	-	4,319,260
Lease liabilities (non-current portion)	17	82,366	-	-	82,366
Trade and other current liabilities	18	141,713	-	-	141,713
Derivative liabilities	10	-	-	29,957	29,957
Total financial liabilities		5,628,177	-	29,957	5,658,134

	Notes	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Balance as of December 31, 2022
Derivative assets	10	-	-	97,381	97,381
Investment in Ten West Link		-	15,959	-	15,959
Financial assets under IFRIC 12 (short-term portion) (*)		186,841	-	-	186,841
Trade and other receivables	12	200,334	-	-	200,334
Cash and cash equivalents	13	600,990	-	-	600,990
Other financial assets		71,949	-	-	71,949
Total financial assets		1,060,114	15,959	97,381	1,173,454

Corporate debt (**)	15	1,017,200	-	-	1,017,200
Project debt (**)	16	4,553,052	-	-	4,553,052
Lease liabilities (non-current portion)	17	63,076	-	-	63,076
Trade and other current liabilities	18	140,230	-	-	140,230
Derivative liabilities	10	-	-	16,847	16,847
Total financial liabilities		5,773,558	-	16,847	5,790,405

(*) The long-term portion of Financial assets under IFRIC 12 is included within the line Contracted concessional, PP&E and other intangible assets (Note 6).
(**) The percentage of Corporate and Project debt at fixed interest or hedged is 94% and 92% respectively as of December 31, 2023 (96% and 92% respectively as of December 31, 2022).

Financial liabilities

	Notes	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Balance as of December 31, 2023
Derivative assets	10	-	-	61,697	61,697
Investment in Ten West Link		-	11,719	-	11,719
Financial assets under IFRIC 12 (short-term portion) (*)		177,407	-	-	177,407
Trade and other receivables	12	286,483	-	-	286,483
Cash and cash equivalents	13	448,301	-	-	448,301
Other financial assets		74,645	-	-	74,645
Total financial assets		986,836	11,719	61,697	1,060,252

Corporate debt (**)	15	1,084,838	-	-	1,084,838
Project debt (**)	16	4,319,260	-	-	4,319,260
Lease liabilities (non-current portion)	17	82,366	-	-	82,366
Trade and other current liabilities	18	141,713	-	-	141,713
Derivative liabilities	10	-	-	29,957	29,957
Total financial liabilities		5,628,177	-	29,957	5,658,134

	Notes	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Balance as of December 31, 2022
Derivative assets	10	-	-	97,381	97,381
Investment in Ten West Link		-	15,959	-	15,959
Financial assets under IFRIC 12 (short-term portion) (*)		186,841	-	-	186,841
Trade and other receivables	12	200,334	-	-	200,334
Cash and cash equivalents	13	600,990	-	-	600,990
Other financial assets		71,949	-	-	71,949
Total financial assets		1,060,114	15,959	97,381	1,173,454

Corporate debt (**)	15	1,017,200	-	-	1,017,200
Project debt (**)	16	4,553,052	-	-	4,553,052
Lease liabilities (non-current portion)	17	63,076	-	-	63,076
Trade and other current liabilities	18	140,230	-	-	140,230
Derivative liabilities	10	-	-	16,847	16,847
Total financial liabilities		5,773,558	-	16,847	5,790,405

(*) The long-term portion of Financial assets under IFRIC 12 is included within the line Contracted concessional, PP&E and other intangible assets (Note 6).
(**) The percentage of Corporate and Project debt at fixed interest or hedged is 94% and 92% respectively as of December 31, 2023 (96% and 92% respectively as of December 31, 2022).